SEGMENTED INFORMATION (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Line Items
Royalty interest	$ 14,346,403	$ 21,943,743	$ 25,831,152	$ 28,798,980
Serbia [Member]
Statements Line Items
Royalty interest	$ 200,000